Document And Entity Information	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity Registrant Name	CYBER APP SOLUTIONS CORP.
Entity Central Index Key	0001851048
Entity Emerging Growth Company	true
Entity File Number	333-254676
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	98-1585090
Entity Address, Address Line One	2000 Bering Drive
Entity Address, Address Line Two	Suite 875
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77057
City Area Code	713
Local Phone Number	400-2987
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CYRB
Security Exchange Name	NONE